SUMMARY OF OUTSTANDING PROMISSORY NOTES (Details) (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Repayment of notes	$ 10,000	$ 10,000